VANECK CLO ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)

Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS:
97.8%
610 Funding CLO 2 Ltd. 144A
5.68% (Term SOFR
USD 3 Month+1.35%),
01/20/34 $ 10,600 $ 10,619,197
6.18% (Term SOFR
USD 3 Month+1.85%),
01/20/34 6,000 6,009,204
AGL CLO 5 Ltd. 144A
6.25% (Term SOFR
USD 3 Month+1.92%),
07/20/34 23,150 23,174,909
AGL Core CLO 8 Ltd. 144A
5.83% (Term SOFR
USD 3 Month+1.50%),
01/20/38 3,000 3,004,422
AIMCO CLO 24 Ltd. 144A
6.15% (Term SOFR
USD 3 Month+1.85%),
04/19/38 2,650 2,665,712
Allegro CLO XII Ltd. 144A
5.77% (Term SOFR
USD 3 Month+1.44%),
07/21/37 8,625 8,656,395
Anchorage Capital CLO 15
Ltd. 144A
6.31% (Term SOFR
USD 3 Month+2.10%),
07/20/38 2,000 2,006,118
Anchorage Capital CLO 17
Ltd. 144A
5.77% (Term SOFR
USD 3 Month+1.45%),
02/15/38 7,875 7,878,701
5.97% (Term SOFR
USD 3 Month+1.65%),
02/15/38 4,250 4,267,383
Anchorage Capital CLO 30
Ltd. 144A
5.93% (Term SOFR
USD 3 Month+1.60%),
01/20/37 3,075 3,077,512
Ares LX CLO Ltd. 144A
6.24% (Term SOFR
USD 3 Month+1.91%),
07/18/34 2,000 2,003,398
Arini US Clo II Ltd. 144A
7.54% (Term SOFR
USD 3 Month+3.25%),
03/31/38 1,250 1,261,945
Bain Capital Credit CLO
2017-2 Ltd. 144A
5.72% (Term SOFR
USD 3 Month+1.40%),
07/25/37 10,600 10,634,323
Bain Capital Credit CLO
2020-3 Ltd. 144A
Par
(000’s) Value
7.42% (Term SOFR
USD 3 Month+3.10%),
10/23/34 $ 10,130 $ 10,139,907
Bain Capital Credit CLO
2021-1 Ltd. 144A
5.73% (Term SOFR
USD 3 Month+1.40%),
04/18/34 5,950 5,953,290
Bain Capital Credit CLO
2021-2 Ltd. 144A
7.42% (Term SOFR
USD 3 Month+3.10%),
07/16/34 12,850 12,880,287
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.69% (Term SOFR
USD 3 Month+3.36%),
10/20/34 6,780 6,752,704
Bain Capital Credit CLO
2021-7 Ltd. 144A
6.13% (Term SOFR
USD 3 Month+1.80%),
01/22/35 4,500 4,505,913
10.83% (Term SOFR
USD 3 Month+6.50%),
01/22/35 1,100 1,074,918
BlueMountain CLO 2018-3
Ltd. 144A
5.51% (Term SOFR
USD 3 Month+1.19%),
10/25/30 2,088 2,091,939
BlueMountain CLO XXV Ltd.
144A
5.67% (Term SOFR
USD 3 Month+1.35%),
01/15/38 13,000 13,024,271
BlueMountain CLO XXX Ltd.
144A
5.59% (Term SOFR
USD 3 Month+1.60%),
04/15/35 14,475 14,493,094
BlueMountain CLO XXXIII
Ltd. 144A
1.00% (Term SOFR
USD 3 Month+3.75%),
10/20/38 2,000 2,007,500
BlueMountain CLO XXXV Ltd.
144A
6.03% (Term SOFR
USD 3 Month+1.70%),
10/22/37 11,000 11,038,577
Brant Point CLO 2024-4 Ltd.
144A
6.08% (Term SOFR
USD 3 Month+1.75%),
07/20/37 5,500 5,519,085
Brant Point CLO 2025-8 Ltd.
144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
5.66% (Term SOFR
USD 3 Month+1.70%),
03/31/38 $ 1,500 $ 1,501,875
Canyon Capital CLO 2016-1
Ltd. 144A
6.28% (Term SOFR
USD 3 Month+1.96%),
07/15/31 10,000 10,047,670
Canyon Capital CLO 2016-2
Ltd. 144A
6.33% (Term SOFR
USD 3 Month+2.01%),
10/15/31 6,000 6,010,032
Canyon Capital CLO 2019-1
Ltd. 144A
5.75% (Term SOFR
USD 3 Month+1.43%),
07/15/37 2,150 2,156,194
Canyon Capital CLO 2019-2
Ltd. 144A
5.33% (Term SOFR
USD 3 Month+1.01%),
10/15/34 5,300 5,302,390
6.22% (Term SOFR
USD 3 Month+1.90%),
10/15/34 12,325 12,356,983
Canyon CLO 2020-1 Ltd.
144A
6.27% (Term SOFR
USD 3 Month+1.95%),
07/15/34 11,500 11,518,435
Canyon CLO 2020-2 Ltd.
144A
5.85% (Term SOFR
USD 3 Month+1.53%),
10/15/34 16,665 16,685,381
Carlyle Global Market
Strategies CLO 2015-4 Ltd.
144A
6.18% (Term SOFR
USD 3 Month+1.85%),
07/20/32 8,520 8,520,426
CBAM 2017-2 Ltd. 144A
6.43% (Term SOFR
USD 3 Month+2.11%),
07/17/34 1,500 1,501,791
Columbia Cent CLO 31 Ltd.
144A
5.93% (Term SOFR
USD 3 Month+1.60%),
04/20/34 5,740 5,751,514
Columbia Cent CLO 32 Ltd.
144A
6.25% (Term SOFR
USD 3 Month+2.10%),
07/24/34 10,000 10,015,470
Columbia Cent CLO 34 Ltd.
144A
5.97% (Term SOFR
USD 3 Month+1.65%),
01/25/38 12,000 12,016,944
Par
(000’s) Value
6.17% (Term SOFR
USD 3 Month+1.85%),
01/25/38 $ 2,300 $ 2,309,419
Columbia Cent CLO 35 Ltd.
144A
6.07% (Term SOFR
USD 3 Month+1.75%),
07/25/36 7,500 7,514,813
6.32% (Term SOFR
USD 3 Month+2.00%),
07/25/36 1,500 1,501,145
Creeksource 2024-1 Dunes
Creek CLO Ltd. 144A
5.97% (Term SOFR
USD 3 Month+1.65%),
01/15/38 3,500 3,510,784
Dryden 104 CLO Ltd. 144A
5.80% (Term SOFR
USD 3 Month+1.60%),
08/20/34 1,075 1,075,716
Dryden 113 CLO Ltd. 144A
7.42% (Term SOFR
USD 3 Month+3.10%),
10/15/37 3,900 3,904,852
Dryden 61 CLO Ltd. 144A
5.90% (Term SOFR
USD 3 Month+1.58%),
01/17/32 10,375 10,394,619
Dryden 64 CLO Ltd. 144A
5.56% (Term SOFR
USD 3 Month+1.23%),
04/18/31 444 444,768
Dryden 95 CLO Ltd. 144A
7.25% (Term SOFR
USD 3 Month+3.05%),
08/20/34 5,275 5,285,107
Fort Washington CLO 2019-1
144A
6.03% (Term SOFR
USD 3 Month+1.70%),
10/20/37 5,500 5,513,761
Generate CLO 12 Ltd. 144A
6.28% (Term SOFR
USD 3 Month+2.00%),
07/20/38 2,500 2,510,843
Generate CLO 22 Ltd. 144A
6.07% (Term SOFR
USD 3 Month+1.75%),
07/20/38 12,000 12,042,888
Generate CLO 9 Ltd. 144A
6.08% (Term SOFR
USD 3 Month+1.75%),
01/20/38 10,000 10,036,190
Halseypoint CLO 7 Ltd. 144A
6.53% (Term SOFR
USD 3 Month+2.20%),
07/20/38 1,200 1,203,859
HPS Loan Management
2023-18 Ltd. 144A

Par
(000’s) Value
7.38% (Term SOFR
USD 3 Month+3.05%),
07/20/39 $ 1,500 $ 1,516,578
ICG US CLO 2021-3 Ltd. 144A
6.43% (Term SOFR
USD 3 Month+2.10%),
10/20/34 6,000 6,010,596
KKR CLO 24 Ltd. 144A
5.67% (Term SOFR
USD 3 Month+1.34%),
04/20/32 2,419 2,420,650
KKR CLO 27 LTD 144A
10.57% (Term SOFR
USD 3 Month+6.25%),
01/15/35 1,000 990,341
KKR CLO 28 Ltd. 144A
6.42% (Term SOFR
USD 3 Month+2.10%),
02/09/35 8,000 8,021,000
7.02% (Term SOFR
USD 3 Month+2.70%),
02/09/35 1,500 1,504,031
KKR CLO 30 Ltd. 144A
6.17% (Term SOFR
USD 3 Month+1.85%),
04/17/37 2,500 2,509,985
KKR CLO 36 Ltd. 144A
5.92% (Term SOFR
USD 3 Month+1.75%),
10/15/34 22,000 22,021,802
KKR CLO 37 Ltd. 144A
5.98% (Term SOFR
USD 3 Month+1.65%),
04/20/38 15,700 15,727,663
KKR CLO 40 Ltd. 144A
6.03% (Term SOFR
USD 3 Month+1.70%),
10/20/34 6,350 6,357,023
KKR CLO 45a Ltd. 144A
6.04% (Term SOFR
USD 3 Month+1.75%),
07/15/38 3,275 3,293,821
LCM 29 Ltd. 144A
5.65% (Term SOFR
USD 3 Month+1.33%),
04/15/31 2,455 2,459,056
LCM 39 Ltd. 144A
6.32% (Term SOFR
USD 3 Month+2.00%),
10/15/34 14,250 14,280,267
7.57% (Term SOFR
USD 3 Month+3.25%),
10/15/34 3,575 3,582,100
11.32% (Term SOFR
USD 3 Month+7.00%),
10/15/34 1,250 1,252,466
LCM 40 Ltd. 144A
6.47% (Term SOFR
USD 3 Month+2.15%),
01/15/38 13,200 13,256,047
Par
(000’s) Value
11.82% (Term SOFR
USD 3 Month+7.50%),
01/15/38 $ 1,500 $ 1,503,767
LCM 41 Ltd. 144A
6.02% (Term SOFR
USD 3 Month+1.70%),
04/15/36 3,300 3,303,201
7.92% (Term SOFR
USD 3 Month+3.60%),
04/15/36 1,850 1,859,613
Madison Park Funding LXIII
Ltd. 144A
6.48% (Term SOFR
USD 3 Month+2.15%),
07/21/38 2,000 2,017,340
Marble Point CLO XXII Ltd.
144A
6.02% (Term SOFR
USD 3 Month+1.70%),
07/25/34 5,200 5,209,688
MidOcean Credit CLO XI Ltd.
144A
5.83% (Term SOFR
USD 3 Month+1.50%),
01/18/36 4,500 4,502,147
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A
5.73% (Term SOFR
USD 3 Month+1.40%),
10/20/36 26,700 26,704,057
Neuberger Berman Loan
Advisers CLO 42 Ltd. 144A
5.72% (Term SOFR
USD 3 Month+1.40%),
07/16/36 22,500 22,501,215
Ocean Trails CLO XI 144A
5.88% (Term SOFR
USD 3 Month+1.55%),
07/20/34 9,800 9,810,290
OCP CLO 2019-17 Ltd. 144A
5.73% (Term SOFR
USD 3 Month+1.40%),
07/20/37 5,950 5,966,660
Octagon 54 Ltd. 144A
5.70% (Term SOFR
USD 3 Month+1.38%),
07/15/34 5,900 5,911,741
Octagon 64 Ltd. 144A
6.03% (Term SOFR
USD 3 Month+1.70%),
07/21/37 25,000 25,055,524
Octagon Investment
Partners 28 Ltd. 144A
6.04% (Term SOFR
USD 3 Month+1.72%),
04/24/37 2,500 2,507,003
Octagon Investment
Partners 43 Ltd. 144A
6.17% (Term SOFR
USD 3 Month+1.85%),
10/25/32 5,000 5,006,730

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Octagon Investment
Partners 46 Ltd. 144A
5.74% (Term SOFR
USD 3 Month+1.42%),
07/15/36 $ 10,000 $ 10,019,870
OZLM XIV Ltd. 144A
6.16% (Term SOFR
USD 3 Month+1.84%),
01/15/38 16,400 16,497,744
OZLM XIX Ltd. 144A
5.67% (Term SOFR
USD 3 Month+1.35%),
01/15/35 16,625 16,633,562
6.37% (Term SOFR
USD 3 Month+2.05%),
01/15/35 3,125 3,129,522
7.82% (Term SOFR
USD 3 Month+3.50%),
01/15/35 10,000 10,032,640
OZLM XXII Ltd. 144A
5.65% (Term SOFR
USD 3 Month+1.33%),
01/17/31 95 95,333
Palmer Square CLO 2023-2
Ltd. 144A
6.53% (Term SOFR
USD 3 Month+2.20%),
07/20/38 2,000 2,015,100
Park Avenue Institutional
Advisers CLO Ltd. 2021-1
144A
5.88% (Term SOFR
USD 3 Month+1.65%),
01/20/34 4,000 4,005,384
Park Blue CLO 2024-V Ltd.
144A
5.80% (Term SOFR
USD 3 Month+1.48%),
07/25/37 5,100 5,121,389
Polus US CLO II Ltd. 144A
9.03% (Term SOFR
USD 3 Month+4.75%),
07/20/38 2,000 2,020,348
Riserva CLO Ltd. 144A
5.94% (Term SOFR
USD 3 Month+1.61%),
01/18/34 2,540 2,544,884
Rockford Tower CLO 2019-2
Ltd. 144A
6.20% (Term SOFR
USD 3 Month+2.00%),
08/20/32 3,000 3,003,825
Rockford Tower CLO 2020-1
Ltd. 144A
6.23% (Term SOFR
USD 3 Month+1.90%),
01/20/36 8,650 8,671,340
Rockford Tower CLO 2021-2
Ltd. 144A
Par
(000’s) Value
5.86% (Term SOFR
USD 3 Month+1.70%),
07/20/34 $ 12,500 $ 12,510,763
6.11% (Term SOFR
USD 3 Month+1.95%),
07/20/34 8,500 8,509,427
Rockford Tower CLO 2021-3
Ltd. 144A
5.97% (Term SOFR
USD 3 Month+1.65%),
01/15/38 13,500 13,529,646
Rockford Tower CLO 2022-1
Ltd. 144A
5.97% (Term SOFR
USD 3 Month+1.70%),
07/20/35 10,500 10,525,694
Rockford Tower CLO 2022-3
Ltd. 144A
5.77% (Term SOFR
USD 3 Month+1.44%),
07/20/37 12,000 12,042,540
RR 16 Ltd. 144A
6.23% (Term SOFR
USD 3 Month+1.91%),
07/15/36 5,000 5,006,755
RR 20 Ltd. 144A
5.87% (Term SOFR
USD 3 Month+1.55%),
07/15/37 22,000 22,021,758
RR15 Ltd. 144A
5.68% (Term SOFR
USD 3 Month+1.36%),
04/15/36 31,500 31,533,043
6.03% (Term SOFR
USD 3 Month+1.71%),
04/15/36 5,065 5,071,701
Sagard-Halseypoint CLO 10
Ltd. 144A
1.00% (Term SOFR
USD 3 Month+3.80%),
10/20/38 35,000 35,060,000
Sagard-Halseypoint CLO 8
Ltd. 144A
5.70% (Term SOFR
USD 3 Month+1.39%),
01/30/38 14,500 14,551,925
Sculptor CLO XXIX Ltd. 144A
6.24% (Term SOFR
USD 3 Month+1.75%),
07/22/38 20,000 20,051,100
Sculptor CLO XXVI Ltd. 144A
6.18% (Term SOFR
USD 3 Month+1.85%),
01/20/38 1,725 1,734,941
Sculptor CLO XXVIII Ltd. 144A
6.28% (Term SOFR
USD 3 Month+1.95%),
01/20/35 9,000 9,008,838
Sculptor CLO XXX Ltd. 144A

Par
(000’s) Value
6.32% (Term SOFR
USD 3 Month+2.05%),
07/20/38 $ 2,000 $ 2,007,182
Signal Peak CLO 10 Ltd. 144A
5.77% (Term SOFR
USD 3 Month+1.45%),
01/24/38 4,000 4,001,468
Signal Peak CLO 4 Ltd. 144A
5.81% (Term SOFR
USD 3 Month+1.65%),
10/26/34 37,000 37,046,249
6.16% (Term SOFR
USD 3 Month+2.00%),
10/26/34 13,850 13,884,625
7.78% (Term SOFR
USD 3 Month+3.46%),
10/26/34 7,400 7,362,016
Signal Peak CLO 9 Ltd. 144A
5.69% (Term SOFR
USD 3 Month+1.36%),
01/21/38 5,275 5,300,072
6.08% (Term SOFR
USD 3 Month+1.75%),
01/21/38 6,950 6,967,375
Silver Point CLO 9 Ltd. 144A
6.09% (Term SOFR
USD 3 Month+1.80%),
03/31/38 5,000 5,017,330
Silver Rock CLO II Ltd. 144A
5.93% (Term SOFR
USD 3 Month+1.60%),
01/20/35 21,000 21,020,202
6.43% (Term SOFR
USD 3 Month+2.10%),
01/20/35 2,000 2,004,130
Sound Point CLO 2025R-1
Ltd. 144A
5.85% (Term SOFR
USD 3 Month+1.65%),
02/20/38 10,200 10,221,349
6.30% (Term SOFR
USD 3 Month+2.10%),
02/20/38 1,000 1,005,419
Sound Point CLO XVIII Ltd.
144A
5.71% (Term SOFR
USD 3 Month+1.38%),
01/21/31 1,456 1,457,557
Sound Point CLO XXIII Ltd.
144A
5.75% (Term SOFR
USD 3 Month+1.43%),
07/15/34 1,000 1,001,750
Sound Point CLO XXVI Ltd.
144A
5.76% (Term SOFR
USD 3 Month+1.43%),
07/20/34 1,100 1,101,222
6.24% (Term SOFR
USD 3 Month+1.91%),
07/20/34 10,510 10,521,635
Par
(000’s) Value
Sound Point CLO XXXI Ltd.
144A
7.83% (Term SOFR
USD 3 Month+3.51%),
10/25/34 $ 2,250 $ 2,225,095
Sound Point CLO XXXIII Ltd.
144A
6.22% (Term SOFR
USD 3 Month+1.90%),
04/25/35 9,900 9,908,227
Sycamore Tree CLO 2021-1
Ltd. 144A
5.72% (Term SOFR
USD 3 Month+1.39%),
01/20/38 11,000 11,049,181
Symphony CLO 42 Ltd. 144A
5.85% (Term SOFR
USD 3 Month+1.53%),
04/17/37 10,600 10,636,114
TCI-Symphony CLO 2017-1
Ltd. 144A
5.51% (Term SOFR
USD 3 Month+1.19%),
07/15/30 1,049 1,049,270
TCW CLO 2017-1 Ltd. 144A
5.76% (Term SOFR
USD 3 Month+1.45%),
10/29/34 8,000 8,003,624
TCW CLO 2019-1 AMR Ltd.
144A
5.48% (Term SOFR
USD 3 Month+1.30%),
08/16/34 2,300 2,303,526
6.14% (Term SOFR
USD 3 Month+1.95%),
08/16/34 9,150 9,160,303
8.12% (Term SOFR
USD 3 Month+3.93%),
08/16/34 3,200 3,204,957
TCW CLO 2020-1 Ltd. 144A
6.33% (Term SOFR
USD 3 Month+2.00%),
04/20/34 4,200 4,206,888
TCW CLO 2021-1 Ltd. 144A
6.43% (Term SOFR
USD 3 Month+2.10%),
01/20/38 8,200 8,236,539
TCW CLO 2023-1 Ltd. 144A
6.09% (Term SOFR
USD 3 Month+1.75%),
03/31/38 2,000 2,005,588
THL Credit Wind River 2017-
3 CLO Ltd. 144A
6.49% (Term SOFR
USD 3 Month+2.20%),
04/15/35 2,000 2,003,376
TIAA CLO I Ltd. 144A
5.58% (Term SOFR
USD 3 Month+1.25%),
07/20/31 3,293 3,296,339
TICP CLO VII Ltd. 144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
6.22% (Term SOFR
USD 3 Month+1.90%),
04/15/33 $ 3,700 $ 3,704,980
Trinitas CLO XIV Ltd. 144A
6.33% (Term SOFR
USD 3 Month+2.10%),
01/25/34 11,500 11,534,500
Trinitas CLO XIX Ltd. 144A
5.44% (Term SOFR
USD 3 Month+1.11%),
10/20/33 31,000 31,017,855
7.28% (Term SOFR
USD 3 Month+2.95%),
10/20/33 7,000 7,010,570
Trinitas CLO XVII Ltd. 144A
7.41% (Term SOFR
USD 3 Month+3.25%),
10/20/34 3,250 3,265,925
Trinitas CLO XVIII Ltd. 144A
6.08% (Term SOFR
USD 3 Month+1.75%),
01/20/35 12,775 12,794,086
Trinitas CLO XX Ltd. 144A
5.83% (Term SOFR
USD 3 Month+1.50%),
07/20/35 17,000 16,974,670
Voya CLO 2018-1 Ltd. 144A
5.54% (Term SOFR
USD 3 Month+1.21%),
04/19/31 1,924 1,924,430
Wehle Park CLO Ltd. 144A
5.85% (Term SOFR
USD 3 Month+1.90%),
10/21/38 5,000 5,012,500
Wellfleet CLO 2021-2 Ltd.
144A
6.04% (Term SOFR
USD 3 Month+1.75%),
07/15/34 7,750 7,774,312
8.04% (Term SOFR
USD 3 Month+3.75%),
07/15/34 5,500 5,509,207
Par
(000’s) Value
Whitebox CLO III Ltd. 144A
6.22% (Term SOFR
USD 3 Month+1.90%),
10/15/35 $ 2,100 $ 2,102,549
Wind River 2021-2 CLO Ltd.
144A
5.61% (Term SOFR
USD 3 Month+1.60%),
07/20/34 6,000 6,009,186
6.01% (Term SOFR
USD 3 Month+2.00%),
07/20/34 1,755 1,760,656
Wind River 2023-1 CLO Ltd.
144A
6.37% (Term SOFR
USD 3 Month+2.05%),
07/25/38 1,000 1,006,719
Wind River 2024-1 CLO Ltd.
144A
5.93% (Term SOFR
USD 3 Month+1.60%),
04/20/37 10,000 10,035,940
WISE CLO 2023-1 Ltd. 144A
5.85% (Term SOFR
USD 3 Month+1.70%),
10/20/38 2,250 2,258,325
Underline
Total Collateralized Loan Obligations
(Cost: $1,191,320,153) 1,194,291,065
SHORT-TERM INVESTMENTS: 4.1%
United States Treasury Obligations: 4.1%
(Cost: $49,650,228)
United States Treasury Bills
4.13%, 10/21/25 20,600,000 20,553,776
4.27%, 10/02/25 29,100,000 29,096,753
49,650,529
Total Investments: 101.9%
(Cost: $1,240,970,381) 1,243,941,594
Liabilities in excess of other assets: (1.9)% (23,490,026)
NET ASSETS: 100.0% $ 1,220,451,568
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,194,291,065, or 97.9% of net assets.